Income Taxes - Additional Information (Details) € in Thousands, $ in Thousands			1 Months Ended		3 Months Ended			12 Months Ended					48 Months Ended
	Jun. 29, 2012 USD ($)	Jun. 29, 2012 EUR (€)	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 audit	Dec. 31, 2016 EUR (€)
Operating Loss Carryforwards [Line Items]
Foreign income from continuing operations before income taxes								$ 252,448	$ 879,257		$ 86,877
Domestic loss from continuing operations before income taxes								323,070	512,167		318,207
Tax Cuts and Jobs Act, estimated income tax benefit							$ 135,700
Tax effect of rate changes							82,400	82,392	0		0
Tax Cuts and Jobs Act, valuation allowance on deferred tax asset, estimated income tax benefit							53,400
Transition tax on unremitted earnings							(149,800)
Tax Cuts and Jobs Act, transition tax provisional liability							3,200	3,200
Undistributed earnings from foreign subsidiaries							2,081,927	$ 2,081,927	$ 1,827,228
Percent of operating loss carryforwards									74.53%					74.53%
Period for cumulative loss position								3 years
Benefits from change in tax rate law								$ 215,600
Utilization of prior year taxes carryforwards								53,600
Deferred tax assets valuation allowance							711,767	711,767	$ 1,090,710
Interest and penalties related to income taxes								5,985	8,318		15,333
Accrued interest and penalties							39,058	39,058	39,123
Decrease in previously accrued interest and penalties								8,584	25,056		7,539
Unrecognized tax benefits that would impact effective income tax rate							54,800	54,800
Decreases for unrecognized tax benefits as a result of a lapse in the statute of limitations							$ 12,100	12,100
Provisions for losses from tax audits								(91,308)	34,440		95,364
Chile
Operating Loss Carryforwards [Line Items]
Benefits from change in tax rate law								$ 2,967	$ 850		$ 2,700	$ 6,100
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Percent of operating loss carryforwards									54.27%					54.27%
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Percent of operating loss carryforwards									20.26%					20.26%
Foreign Tax Authority | Tax Authority, Spain
Operating Loss Carryforwards [Line Items]
Number of tax audits (audit) | audit													2
Possible loss from tax audits	$ 13,118	€ 11,051	$ 20,401	€ 17,187
Letters of credit outstanding, amount									$ 39,505					€ 33,282
Provisions for losses from tax audits									$ 42,100	€ 37,610
Foreign Tax Authority | Tax Authority, Spain | Subsequent Event
Operating Loss Carryforwards [Line Items]
Income taxes paid					$ 35,100	€ 29,600